Fair values of financial assets and liabilities - Movements in level 3 financial liabilities portfolio (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	£ 786,087
Balance at end of period	824,132
Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	1,415	£ 727
Exchange and other adjustments	20
Losses recognised in the income statement within other income	195	204
Additions	2	1
Redemptions	(10)	(13)
Transfers into the level 3 portfolio	51	417
Transfers out of Level 3 of fair value hierarchy, liabilities	(159)	(11)
Balance at end of period	1,514	1,325
Losses recognised in the income statement within other income relating to those liabilities held at 30 June 2020	195	249
Level 3 | At fair value through profit or loss
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	48	11
Losses recognised in the income statement within other income	1
Redemptions	(2)	(1)
Transfers into the level 3 portfolio		53
Transfers out of Level 3 of fair value hierarchy, liabilities		(11)
Balance at end of period	47	52
Level 3 | Derivative financial instruments
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	1,367	716
Exchange and other adjustments	20
Losses recognised in the income statement within other income	194	204
Additions	2	1
Redemptions	(8)	(12)
Transfers into the level 3 portfolio	51	364
Transfers out of Level 3 of fair value hierarchy, liabilities	(159)
Balance at end of period	1,467	1,273
Losses recognised in the income statement within other income relating to those liabilities held at 30 June 2020	£ 195	£ 249